JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	144	15,941
Expeditors International of Washington, Inc.	190	20,187
United Parcel Service, Inc., Class B	194	37,809
		73,937
Auto Components — 0.2%
Aptiv plc *	304	31,886
BorgWarner, Inc.	223	8,577
		40,463
Automobiles — 2.3%
Ford Motor Co.	4,412	64,812
General Motors Co. *	1,417	51,380
Harley-Davidson, Inc.	149	5,634
Tesla, Inc. *	448	399,370
		521,196
Banks — 2.5%
Bank of America Corp.	5,842	197,518
Citigroup, Inc.	2,269	117,761
Fifth Third Bancorp	778	26,545
KeyCorp	1,064	19,471
PNC Financial Services Group, Inc. (The)	475	78,822
Regions Financial Corp.	1,075	22,769
SVB Financial Group *	59	23,809
Wells Fargo & Co.	1,495	65,586
		552,281
Beverages — 2.0%
Brown-Forman Corp., Class B	260	19,297
Coca-Cola Co. (The)	2,820	180,959
Keurig Dr Pepper, Inc.	787	30,488
Monster Beverage Corp. *	427	42,538
PepsiCo, Inc.	935	163,588
		436,870
Biotechnology — 2.0%
AbbVie, Inc.	1,445	207,372
Amgen, Inc.	138	34,151
Biogen, Inc. *	128	27,528
Gilead Sciences, Inc.	192	11,472
Incyte Corp. *	208	16,157
Regeneron Pharmaceuticals, Inc. *	113	65,731
Vertex Pharmaceuticals, Inc. *	292	81,880
		444,291
Building Products — 0.7%
Advanced Drainage Systems, Inc.	71	8,421
Carrier Global Corp.	895	36,274
Johnson Controls International plc	800	43,128
Lennox International, Inc.	37	8,863

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Masco Corp.	253	14,011
Trane Technologies plc	268	39,393
		150,090
Capital Markets — 4.5%
Ares Management Corp.	164	11,751
Bank of New York Mellon Corp. (The)	845	36,724
BlackRock, Inc.	165	110,415
Blackstone, Inc.	28	2,858
Carlyle Group, Inc. (The)	187	7,276
Charles Schwab Corp. (The)	1,341	92,596
CME Group, Inc.	334	66,626
FactSet Research Systems, Inc.	44	18,906
Goldman Sachs Group, Inc. (The)	378	126,021
Intercontinental Exchange, Inc.	316	32,229
Invesco Ltd.	379	6,723
Lazard Ltd., Class A	40	1,507
LPL Financial Holdings, Inc.	91	19,103
Moody's Corp.	184	57,086
Morgan Stanley	1,247	105,122
Morningstar, Inc.	26	6,639
MSCI, Inc.	91	43,802
Nasdaq, Inc.	129	23,336
Northern Trust Corp.	218	21,752
S&P Global, Inc.	384	144,741
State Street Corp.	421	29,908
T. Rowe Price Group, Inc.	257	31,732
		996,853
Chemicals — 2.1%
Air Products and Chemicals, Inc.	142	35,249
Albemarle Corp.	134	32,737
Ashland Global Holdings, Inc.	57	5,727
Ecolab, Inc.	285	47,073
Element Solutions, Inc.	255	5,039
FMC Corp.	145	16,109
Huntsman Corp.	229	6,632
International Flavors & Fragrances, Inc.	293	36,347
Linde plc (United Kingdom)	492	148,584
Mosaic Co. (The)	416	21,906
PPG Industries, Inc.	271	35,038
Scotts Miracle-Gro Co. (The)	44	3,914
Sherwin-Williams Co. (The)	275	66,533
Valvoline, Inc.	198	6,380
		467,268
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. *	64	6,246
MSA Safety, Inc.	45	5,775

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
Republic Services, Inc.	237	32,863
Stericycle, Inc. *	98	4,593
Waste Management, Inc.	477	78,495
		127,972
Communications Equipment — 1.2%
Arista Networks, Inc. *	278	32,423
Ciena Corp. *	143	7,379
Cisco Systems, Inc.	3,672	166,599
Juniper Networks, Inc.	365	10,231
Motorola Solutions, Inc.	189	45,093
		261,725
Construction & Engineering — 0.0% ^
AECOM	135	9,720
Consumer Finance — 0.8%
American Express Co.	693	106,736
Capital One Financial Corp.	455	49,972
Synchrony Financial	575	19,251
		175,959
Containers & Packaging — 0.2%
AptarGroup, Inc.	74	7,974
Avery Dennison Corp.	94	17,903
Ball Corp.	361	26,505
		52,382
Diversified Financial Services — 0.9%
Apollo Global Management, Inc.	462	26,380
Berkshire Hathaway, Inc., Class B *	593	178,256
Voya Financial, Inc.	117	7,039
		211,675
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	2,063	38,743
Verizon Communications, Inc.	3,535	163,282
		202,025
Electric Utilities — 1.4%
Avangrid, Inc.	89	4,337
Duke Energy Corp.	47	5,167
Edison International	432	29,276
Eversource Energy	396	34,935
Exelon Corp.	1,127	52,394
NextEra Energy, Inc.	1,969	166,361
PG&E Corp. *	1,784	19,374
Southern Co. (The)	12	923
		312,767
Electrical Equipment — 0.8%
Eaton Corp. plc	459	68,111

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	680	61,248
Regal Rexnord Corp.	68	9,132
Rockwell Automation, Inc.	134	34,208
		172,699
Electronic Equipment, Instruments & Components — 0.4%
Keysight Technologies, Inc. *	208	33,821
Littelfuse, Inc.	23	6,414
Trimble, Inc. *	287	19,927
Zebra Technologies Corp., Class A *	60	21,461
		81,623
Energy Equipment & Services — 0.5%
Baker Hughes Co.	1,065	27,360
Halliburton Co.	1,032	30,237
Schlumberger NV	1,624	60,137
		117,734
Entertainment — 1.7%
Activision Blizzard, Inc.	894	71,475
Liberty Media Corp-Liberty Formula One, Class C *	256	17,349
Netflix, Inc. *	445	100,081
Spotify Technology SA *	161	18,196
Take-Two Interactive Software, Inc. *	182	24,157
Walt Disney Co. (The) *	1,415	150,131
		381,389
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Campus Communities, Inc.	159	10,386
American Tower Corp.	96	26,000
AvalonBay Communities, Inc.	161	34,444
Boston Properties, Inc.	180	16,409
Brixmor Property Group, Inc.	334	7,742
Crown Castle International Corp.	497	89,788
CubeSmart	79	3,624
Douglas Emmett, Inc.	204	4,823
Equity Residential	415	32,532
Essex Property Trust, Inc.	73	20,917
Federal Realty OP LP	91	9,611
Healthpeak Properties, Inc.	620	17,131
Host Hotels & Resorts, Inc.	814	14,497
Hudson Pacific Properties, Inc.	184	2,767
Iron Mountain, Inc.	330	16,002
JBG SMITH Properties	126	3,205
Kilroy Realty Corp.	134	7,260
Kimco Realty Corp.	695	15,366
National Retail Properties, Inc.	202	9,617
Park Hotels & Resorts, Inc.	233	3,632
Prologis, Inc.	850	112,676
Public Storage	62	20,237

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Rayonier, Inc.	162	6,116
Realty Income Corp.	692	51,201
Regency Centers Corp.	190	12,242
SBA Communications Corp.	122	40,966
Simon Property Group, Inc.	368	39,980
SL Green Realty Corp.	65	3,227
UDR, Inc.	365	17,666
Ventas, Inc.	422	22,695
Vornado Realty Trust	194	5,896
Welltower, Inc.	471	40,666
		719,321
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	293	158,601
Sysco Corp.	584	49,581
Walgreens Boots Alliance, Inc.	822	32,568
Walmart, Inc.	495	65,365
		306,115
Food Products — 0.7%
Hershey Co. (The)	136	31,002
McCormick & Co., Inc. (Non-Voting)	288	25,157
Mondelez International, Inc., Class A	1,590	101,824
		157,983
Gas Utilities — 0.2%
Atmos Energy Corp.	159	19,301
National Fuel Gas Co.	99	7,162
UGI Corp.	241	10,401
		36,864
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,370	149,111
Becton Dickinson and Co.	274	66,941
Boston Scientific Corp. *	1,599	65,639
Edwards Lifesciences Corp. *	689	69,272
Medtronic plc	400	37,008
ResMed, Inc.	30	7,216
Stryker Corp.	3	644
		395,831
Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	171	24,954
Cardinal Health, Inc.	287	17,094
Cigna Corp.	359	98,854
CVS Health Corp.	1,414	135,291
Elevance Health, Inc.	267	127,386
Humana, Inc.	140	67,480
McKesson Corp.	167	57,044

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Quest Diagnostics, Inc.	121	16,525
UnitedHealth Group, Inc.	668	362,283
		906,911
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	47	90,977
Chipotle Mexican Grill, Inc. *	31	48,491
McDonald's Corp.	676	178,038
Planet Fitness, Inc., Class A *	45	3,547
Starbucks Corp.	1,277	108,264
Yum! Brands, Inc.	331	40,561
		469,878
Household Durables — 0.1%
Garmin Ltd.	171	16,693
Newell Brands, Inc.	429	8,670
		25,363
Household Products — 1.6%
Church & Dwight Co., Inc.	279	24,544
Clorox Co. (The)	142	20,141
Colgate-Palmolive Co.	953	75,039
Procter & Gamble Co. (The)	1,660	230,590
Spectrum Brands Holdings, Inc.	42	2,921
		353,235
Industrial Conglomerates — 0.4%
3M Co.	31	4,441
General Electric Co.	1,231	90,983
		95,424
Insurance — 2.4%
Aflac, Inc.	734	42,058
Allstate Corp. (The)	315	36,846
American International Group, Inc.	912	47,214
Aon plc, Class A	242	70,432
Arch Capital Group Ltd. *	68	3,019
Assurant, Inc.	62	10,898
Assured Guaranty Ltd.	67	3,912
Chubb Ltd.	485	91,490
Cincinnati Financial Corp.	173	16,840
First American Financial Corp.	120	6,960
Hartford Financial Services Group, Inc. (The)	377	24,305
Lincoln National Corp.	197	10,114
Marsh & McLennan Cos., Inc.	17	2,787
MetLife, Inc.	788	49,841
Principal Financial Group, Inc.	287	19,212
Prudential Financial, Inc.	432	43,196
RenaissanceRe Holdings Ltd. (Bermuda)	11	1,422

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Travelers Cos., Inc. (The)	275	43,643
W R Berkley Corp.	236	14,757
		538,946
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A *	7,120	828,198
Meta Platforms, Inc., Class A *	1,075	171,033
		999,231
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc. *	5,307	716,180
eBay, Inc.	644	31,318
Etsy, Inc. *	145	15,039
		762,537
IT Services — 6.2%
Accenture plc, Class A	583	178,550
Amdocs Ltd.	141	12,275
Automatic Data Processing, Inc.	481	115,979
Block, Inc., Class A *	595	45,256
Cognizant Technology Solutions Corp., Class A	594	40,368
Fidelity National Information Services, Inc.	702	71,716
Fiserv, Inc. *	684	72,285
Genpact Ltd.	206	9,904
Global Payments, Inc.	321	39,265
Globant SA *	44	8,767
International Business Machines Corp.	825	107,902
Mastercard, Inc., Class A	682	241,285
Paychex, Inc.	371	47,592
PayPal Holdings, Inc. *	1,332	115,258
Switch, Inc., Class A	119	4,023
Visa, Inc., Class A	1,257	266,622
		1,377,047
Leisure Products — 0.1%
Brunswick Corp.	87	6,970
Hasbro, Inc.	151	11,887
YETI Holdings, Inc. *	100	5,077
		23,934
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	343	45,996
Danaher Corp.	427	124,458
Illumina, Inc. *	163	35,319
IQVIA Holdings, Inc. *	215	51,658
Mettler-Toledo International, Inc. *	26	35,093
PerkinElmer, Inc.	125	19,146
Thermo Fisher Scientific, Inc.	343	205,255
Waters Corp. *	69	25,118
		542,043

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — 2.2%
Caterpillar, Inc.	597	118,355
Cummins, Inc.	162	35,852
Deere & Co.	318	109,131
Dover Corp.	162	21,656
Fortive Corp.	409	26,360
IDEX Corp.	77	16,074
Illinois Tool Works, Inc.	355	73,755
ITT, Inc.	96	7,203
Middleby Corp. (The) *	63	9,116
Nordson Corp.	67	15,476
PACCAR, Inc.	344	31,483
Xylem, Inc.	202	18,590
		483,051
Media — 0.5%
Comcast Corp., Class A	2,030	76,166
Interpublic Group of Cos., Inc. (The)	442	13,202
Liberty Media Corp.-Liberty SiriusXM, Class C *	264	10,512
Omnicom Group, Inc.	234	16,343
		116,223
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,663	52,468
Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	724	22,944
CMS Energy Corp.	284	19,519
Consolidated Edison, Inc.	408	40,502
NiSource, Inc.	466	14,166
Public Service Enterprise Group, Inc.	573	37,629
Sempra Energy	361	59,854
WEC Energy Group, Inc.	351	36,437
		231,051
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	1,387	227,163
ConocoPhillips	1,281	124,808
Devon Energy Corp.	756	47,514
Enviva, Inc.	35	2,437
EOG Resources, Inc.	32	3,559
Exxon Mobil Corp.	3,048	295,443
Hess Corp.	324	36,440
Occidental Petroleum Corp.	941	61,871
ONEOK, Inc.	503	30,049
Targa Resources Corp.	260	17,969
		847,253
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	264	72,098

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	2,047	151,028
Eli Lilly & Co.	691	227,816
Johnson & Johnson	1,870	326,352
Merck & Co., Inc.	981	87,643
Pfizer, Inc.	2,506	126,578
Zoetis, Inc.	55	10,040
		929,457
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	151	14,493
Equifax, Inc.	140	29,247
FTI Consulting, Inc. *	39	6,379
ManpowerGroup, Inc.	60	4,705
Nielsen Holdings plc	402	9,628
Robert Half International, Inc.	124	9,813
Science Applications International Corp.	34	3,293
TransUnion	221	17,510
Verisk Analytics, Inc.	179	34,055
		129,123
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	376	32,193
Howard Hughes Corp. (The) *	49	3,474
Jones Lang LaSalle, Inc. *	56	10,678
Zillow Group, Inc., Class C *	81	2,825
		49,170
Road & Rail — 0.4%
Uber Technologies, Inc. *	1,805	42,327
Union Pacific Corp.	170	38,641
		80,968
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	1,579	149,168
Analog Devices, Inc.	601	103,348
Applied Materials, Inc.	982	104,072
Broadcom, Inc.	153	81,928
Cirrus Logic, Inc. *	62	5,299
Enphase Energy, Inc. *	151	42,911
First Solar, Inc. *	122	12,099
Intel Corp.	1,301	47,239
Lam Research Corp.	157	78,580
NVIDIA Corp.	1,581	287,157
QUALCOMM, Inc.	1,058	153,474
Texas Instruments, Inc.	649	116,100
		1,181,375
Software — 9.9%
Adobe, Inc. *	381	156,256
Atlassian Corp. plc, Class A *	149	31,189

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Autodesk, Inc. *	245	52,998
Cadence Design Systems, Inc. *	310	57,685
Dolby Laboratories, Inc., Class A	78	6,037
Intuit, Inc.	264	120,429
Microsoft Corp.	4,511	1,266,418
NortonLifeLock, Inc.	619	15,184
Oracle Corp.	1,577	122,754
PTC, Inc. *	118	14,559
Salesforce, Inc. *	782	143,904
ServiceNow, Inc. *	216	96,478
Synopsys, Inc. *	160	58,800
Teradata Corp. *	114	4,365
VMware, Inc., Class A	205	23,821
Workday, Inc., Class A *	208	32,261
Zendesk, Inc. *	134	10,106
		2,213,244
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	70	13,553
Best Buy Co., Inc.	231	17,785
Dick's Sporting Goods, Inc.	64	5,990
Home Depot, Inc. (The)	802	241,354
Lithia Motors, Inc.	30	7,958
Lowe's Cos., Inc.	690	132,156
TJX Cos., Inc. (The)	494	30,213
Tractor Supply Co.	129	24,701
Williams-Sonoma, Inc.	80	11,553
		485,263
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	9,124	1,482,741
Dell Technologies, Inc., Class C	278	12,527
HP, Inc.	1,211	40,435
		1,535,703
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc. *	128	39,745
NIKE, Inc., Class B	1,247	143,305
PVH Corp.	76	4,706
Ralph Lauren Corp.	56	5,523
Tapestry, Inc.	304	10,224
VF Corp.	365	16,308
		219,811
Trading Companies & Distributors — 0.2%
Univar Solutions, Inc. *	202	5,462
WW Grainger, Inc.	52	28,264
		33,726

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Water Utilities — 0.1%
Essential Utilities, Inc.	266	13,816
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	179	25,608
Total Common Stocks (Cost $21,012,131)		22,200,990
Short Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b) (Cost $31,088)	31,088	31,088
Total Investments — 99.9% (Cost $21,043,219)		22,232,078
Other Assets Less Liabilities — 0.1%		31,098
NET ASSETS — 100.0%		22,263,176

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	2	09/16/2022	USD	41,348	3,524

Abbreviations
USD	United States Dollar

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,232,078	$—	$—	$22,232,078
Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,524	$—	$—	$3,524

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	$9,966	$512,693	$491,571	$—	$—	$31,088	31,088	$97	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.